Segmental analysis - Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segmental analysis
Assets	£ 340,843	£ 316,476	£ 302,430
Liabilities	324,476	300,476	287,263
Cost to acquire fixed assets and intangible assets	300	94	272
UK Personal & Business Banking
Segmental analysis
Assets	133,688	120,903	108,008
Liabilities	140,505	132,152	126,362
Commercial and Private Banking (CPB)
Segmental analysis
Assets	89,114	72,043	65,776
Liabilities	115,902	100,558	89,384
Cost to acquire fixed assets and intangible assets	208	3
Commercial Banking
Segmental analysis
Assets	59,870	43,815	40,472
Liabilities	87,787	73,378	65,075
Cost to acquire fixed assets and intangible assets	208	3
Private Banking
Segmental analysis
Assets	29,244	28,228	25,304
Liabilities	28,115	27,180	24,309
Central Items and other
Segmental analysis
Assets	118,041	123,530	128,646
Liabilities	68,069	67,766	71,517
Cost to acquire fixed assets and intangible assets	£ 92	£ 91	£ 272